Mar. 01, 2019

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

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Transamerica US Growth

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	T	T2	I2
Management fees[1]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.25%	0.00%
Other expenses	0.21%	0.26%	0.17%	0.11%	0.05%	0.05%
Total annual fund operating expenses	1.11%	1.91%	0.82%	0.76%	0.95%	0.70%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 2, 2019.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
	1 year	3 years	5 years	10 years
Class A	$657	$883	$1,128	$1,827
Class C	$294	$600	$1,032	$2,233
Class I	$84	$262	$455	$1,014
Class T	$921	$1,072	$1,236	$1,712
Class T2	$394	$594	$810	$1,431
Class I2	$72	$224	$390	$871

If the shares are not redeemed:
	1 year	3 years	5 years	10 years
Class A	$657	$883	$1,128	$1,827
Class C	$194	$600	$1,032	$2,233
Class I	$84	$262	$455	$1,014
Class T	$921	$1,072	$1,236	$1,712
Class T2	$394	$594	$810	$1,431
Class I2	$72	$224	$390	$871

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Investors Should Retain this Supplement for Future Reference

August 2, 2019